ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ 15		$ (50)		$ (80)	$ (71)
Income Taxes	1		(3)		1	(2)
Net Amount	16		(53)		(79)	(73)
Changes in retirement plans’ funded status
Gross Amount	(34)		(25)		(68)	(49)
Income Taxes	9		8		18	15
Net Amount	(25)		(17)		(50)	(34)
Foreign currency translation
Gross Amount	72		106		331	206
Income Taxes	0		0		0	0
Net Amount	72		106		331	206
Share of other comprehensive income (loss) of entities using the equity method
Gross Amount	(20)		2		(29)	(21)
Income Taxes	0		0		0	0
Net Amount	(20)		2		(29)	(21)
Other comprehensive income (loss)
Gross Amount	33		33		154	65
Income Taxes	10		5		19	13
Other comprehensive income, net of tax	$ 43	$ 130	$ 38	$ 40	$ 173	$ 78